                HARTFORD LEADERS SOLUTION (SERIES I AND IR)
                         SEPARATE ACCOUNT SEVEN
                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          FILE NO. 333-76419



  SUPPLEMENT DATED MAY 20, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                          DATED MAY 2, 2005

 SUPPLEMENT DATED MAY 20, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION


Effective July 1, 2005, AIM V.I. Dent Demographic Trends Fund will change its name to AIM V.I. Demographic Trends Fund. All references in your prospectus to AIM V.I. Dent Demographic Trends Fund will be replaced with AIM V.I. Demographic Trends Fund.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                          FOR FUTURE REFERENCE.

HV - 5186